Brinker Capital Destinations Trust

1055 Westlakes Drive, Suite 250

Berwyn, PA 19312

December 28, 2017

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Brinker Capital Destinations Trust (“Registrant”): Rule 497(e) (File Nos. 333-214364 and 811-23207)

Ladies and Gentlemen:

Enclosed for filing pursuant to subsection (e) of Rule 497 under the Securities Act of 1933, as amended, you will find exhibits containing risk/return summary information relating to the supplement dated December 14, 2017, to the Registrant’s Prospectus and Statement of Additional Information, dated March 20, 2017. The purpose of this filing is to submit the 497(e) filing dated December 14, 2017, in XBRL for all series of the Registrant.

Please contact me at (610) 407-5500 if you have any questions or comments concerning this filing.

Sincerely,

/s/ Jason Moore

Jason Moore

President

cc:	Donna Marley (via email)

John O’Brien, Esq. (via email)

Timothy Levin, Esq. (via email)